UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2010

                    DATE OF REPORTING PERIOD: AUGUST 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                            Schedule of Investments
                                August 31, 2009
                                  (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MORTGAGE-BACKED SECURITIES -- 62.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 31.1%
   FHLMC CMO STRIPS, Ser 231,
      Cl IO, IO
         5.500%, 08/01/35                      $         2,770   $           492
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                2,771               501
   FHLMC CMO STRIPS, Ser 233,
      Cl 6, IO
         4.500%, 08/15/35                                  620                91
   FNMA
         6.000%, 07/01/37                                7,190             7,583
   FNMA TBA
         6.500%, 09/01/37                               61,050            65,285
         6.000%, 09/01/19 to 10/01/37                  100,950           106,452
         5.500%, 10/01/38                                4,000             4,149
         4.500%, 09/15/33                               15,750            15,834
   FNMA ARM (A)
         5.187%, 09/01/34                                3,632             3,740
         5.163%, 01/01/34                                2,776             2,871
         5.061%, 10/01/33                                2,808             2,894
         4.939%, 10/01/33                                1,406             1,455
         4.628%, 10/01/33                                2,385             2,460
         3.790%, 09/01/33                                4,116             4,175
         3.702%, 04/01/33                                1,239             1,276
         3.628%, 06/01/35                                2,473             2,542
         3.530%, 06/01/35                                2,196             2,249
         3.121%, 07/01/34                                3,932             4,040
         3.089%, 03/01/35                                5,915             5,969
         2.923%, 02/01/35                                4,860             4,887
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                               32,789             6,080
   FNMA CMO STRIPS, Ser 365,
      Cl 4, IO
         5.000%, 04/01/36                                3,431               515
   FNMA CMO STRIPS, Ser 369,
      Cl 1, IO
         5.000%, 03/01/36                                2,664               433
   GNMA TBA
         5.000%, 09/01/33                                3,000             3,087
                                                                 ---------------
                                                                         249,060
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 31.1%
   ABN Amro Mortgage, Ser 2003-3,
      Cl B3
         5.750%, 02/25/33 (B)                              491               123
   Adjustable Rate Mortgage Trust,
      Ser 2005-2, Cl 1A2
         4.698%, 06/25/35 (A)                            2,100             1,478
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         4.175%, 09/25/35 (A)                            1,486               787
   American Home Mortgage Assets,
      Ser 2006-2A2, Cl 2A2
         0.496%, 09/25/46 (A)                            4,038             1,023
   American Home Mortgage Assets,
      Ser 2006-3, Cl 1A22
         2.301%, 10/25/46 (A)                            1,541               347

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   American Home Mortgage Assets,
      Ser 2006-4, Cl 2A2
         2.221%, 10/25/46 (A)                  $         4,809   $         1,233
   Banc of America Commercial
      Mortgage, Ser 2005-4, Cl A2
         4.764%, 07/10/45                                2,000             2,019
   Banc of America Commercial
      Mortgage, Ser 2006-4, Cl A2
         5.522%, 07/10/46                                2,806             2,832
   Banc of America Commercial
      Mortgage, Ser 2006-5, Cl A1
         5.185%, 09/10/47                                2,818             2,866
   Banc of America Commercial
      Mortgage, Ser 2007-2, Cl A4
         5.867%, 04/10/49 (A)                            1,269             1,071
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4
         5.837%, 06/10/49 (A)                              342               262
   Banc of America Commercial
      Mortgage, Ser 2007-4, Cl A4
         5.935%, 02/10/51 (A)                              207               173
   Banc of America Funding,
      Ser 2004-C, Cl 2A2
         5.024%, 12/20/34 (A)                            2,231             1,694
   Banc of America Mortgage
      Securities, Ser 2003-5, Cl 1A36
         5.000%, 07/25/33                                4,000             3,938
   Banc of America Mortgage
      Securities, Ser 2003-9, Cl 1A12
         0.716%, 12/25/33 (A)                            1,846             1,746
   Banc of America Mortgage
      Securities, Ser 2007-4, Cl B1
         6.192%, 12/28/37 (A)                            3,883               605
   Banc of America Mortgage
      Securities, Ser 2007-4, Cl B2
         6.192%, 12/28/37 (A)                            1,422               102
   BCAP LLC Trust, Ser 2006-RR1,
      Cl PA
         5.000%, 11/25/36                                5,023             5,003
   Bear Stearns Commercial
      Mortgage Securities, Ser 2004-
      PWR3, Cl X2, IO
         1.190%, 02/11/41 (A) (B)                       93,706             1,936
   Bear Stearns Commercial
      Mortgage Securities, Ser 2005-
         T18, Cl A4
         4.933%, 02/13/42 (A)                              384               366
   Bear Stearns Commercial
      Mortgage Securities, Ser 2007-
      PW16, Cl A4
         5.909%, 06/11/40 (A)                            5,000             4,292
   Bear Stearns Commercial
      Mortgage Securities, Ser 2007-
      PW17, Cl A4
         5.694%, 06/11/50 (A)                            5,000             4,419
   Bear Stearns Commercial
      Mortgage Securities, Ser 2007-
      T28, Cl F
         6.176%, 09/11/42 (A) (B)                          548                65
   Bear Stearns Mortgage Funding
      Trust, Ser 2006-SL5, Cl 1A
         0.416%, 12/25/36 (A)                              246                29

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Bear Stearns Mortgage Funding
      Trust, Ser 2007-AR2, Cl A3
         0.496%, 03/25/37 (A)                  $         5,958   $           710
   Chase Mortgage Finance,
      Ser 2007-A1, Cl 7A1
         4.601%, 02/25/37 (A)                            5,158             4,859
   Chaseflex Trust, Ser 2007-M1,
      Cl 2AV1
         0.416%, 08/25/37 (A)                              708               664
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR6, Cl 1A1
         6.053%, 08/25/36 (A)                            2,897             2,327
   Citigroup Mortgage Loan Trust,
      Ser 2009-5, Cl 2A4A
         5.900%, 06/25/36 (A)                            1,720             1,108
   Commercial Mortgage Pass-
      Through Certificates, Ser 2006-
      C8, Cl G
         5.594%, 12/10/46 (A)                            1,750               206
   Countrywide Alternative Loan
      Trust, Ser 2006-OA1, Cl 2A1
         0.483%, 03/20/46 (A)                              258               119
   Countrywide Alternative Loan
      Trust, Ser 2006-OA17, Cl 1A1B
         0.343%, 12/20/46 (A)                            1,272             1,145
   Countrywide Alternative Loan
      Trust, Ser 2006-OA9, Cl 2A2
         2.621%, 07/20/46 (A)                            1,851               340
   Countrywide Alternative Loan
      Trust, Ser 2007-OH1, Cl A1D
         0.476%, 04/25/47 (A)                              628               300
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2003-34, Cl A3
         5.000%, 09/25/33                                3,090             3,096
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2004-22, Cl A1
         5.070%, 11/25/34 (A)                            1,327             1,111
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2005-27, Cl M
         5.500%, 12/25/35                                3,808               603
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2005-27, Cl B1
         5.500%, 12/25/35                                1,612               232
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2005-HY10, Cl 1A1
         5.135%, 02/20/36 (A)                            2,992             1,794
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2005-HYB9, Cl 1A2
         3.348%, 02/20/36 (A)                              377                64
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2007-17, Cl M
         6.203%, 10/25/37 (A)                            5,768               407
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2007-HYB1, Cl 1A1
         5.410%, 03/25/37 (A)                            7,524             3,634

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2008-2R, Cl A1
         6.000%, 12/25/36                      $         2,740   $         2,253
   Credit Suisse First Boston
      Mortgage Securities, Ser 2000-
      C1, Cl A2
         7.545%, 04/15/62                                3,973             4,061
   Credit Suisse First Boston
      Mortgage Securities, Ser 2001-
      CF2, Cl A4
         6.505%, 02/15/34                                4,745             4,921
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-
      C3, Cl A3
         3.382%, 05/15/38                                2,059             2,076
   Credit Suisse First Boston
      Mortgage Securities, Ser 2005-
      C1, Cl A2
         4.609%, 02/15/38                                2,982             2,992
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.826%, 06/15/38 (A)                              112                90
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C4, Cl A3
         5.467%, 09/15/39                                1,534             1,168
   Credit Suisse Mortgage Capital
      Certificates, Ser 2007-C2, Cl A3
         5.542%, 01/15/49 (A)                               79                57
   Credit Suisse Mortgage Capital
      Certificates, Ser 2007-C3, Cl A4
         5.912%, 06/15/39 (A)                            4,975             3,644
   Credit Suisse Mortgage Capital
      Certificates, Ser 2007-C5, Cl A4
         5.695%, 07/15/17 (A)                              831               612
   Credit Suisse, Ser 2006-HC1A,
      Cl A2
         0.533%, 05/15/23 (A) (B)                        4,000             3,272
   Crown Castle Towers LLC,
      Ser 2005-1A, Cl AFL
         0.653%, 09/15/40 (A) (B)                        1,500             1,455
   Deutsche ALT-A Securities
      Alternate Loan Trust, Ser 2006-
      AB4, Cl A1C
         6.000%, 10/25/36 (A)                            1,150               840
   DLJ Commercial Mortgage,
      Ser 2000-CF1, Cl A1B
         7.620%, 06/10/33                                2,638             2,695
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.365%, 05/25/35 (A)                              740               461
   First Horizon Asset Securities,
      Ser 2003-9, Cl 1A3
         5.500%, 11/25/33                                8,750             8,603
   First Horizon Asset Securities,
      Ser 2006-AR1, Cl 2A1
         5.848%, 05/25/36 (A)                            1,498               808
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.647%, 11/25/36 (A)                            4,134             3,226

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   First Union National Bank
      Commercial Mortgage,
      Ser 2000-C1, Cl A2
         7.841%, 05/17/32                      $         1,177   $         1,199
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A2
         4.760%, 08/10/38                                3,209             3,265
   GMAC Mortgage Loan Trust,
      Ser 2004-J3, Cl A1
         5.250%, 07/25/34                                2,520             2,463
   GMAC Mortgage Loan Trust,
      Ser 2004-J4, Cl A1
         5.500%, 09/25/34                                3,766             3,740
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4
         5.999%, 08/10/45 (A)                            3,059             2,391
   GSR Mortgage Loan Trust,
      Ser 2003-7F, Cl 5A1
         0.666%, 10/25/32 (A)                            1,739             1,599
   GSR Mortgage Loan Trust,
      Ser 2005-6F, Cl 1A1
         5.000%, 07/25/35                                2,083             1,929
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 1A1
         4.986%, 07/25/35 (A)                            1,410             1,100
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2
         5.139%, 04/25/35 (A)                            2,017             1,628
   Harborview Mortgage Loan Trust,
      Ser 2004-7, Cl 2A1
         4.347%, 11/19/34 (A)                              294               184
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1B
         0.659%, 11/19/35 (A)                            2,833               793
   Harborview Mortgage Loan Trust,
      Ser 2005-9, Cl B11
         2.023%, 06/20/35 (A) (B)                        1,151                60
   Harborview Mortgage Loan Trust,
      Ser 2006-12, Cl 2A11
         0.369%, 01/19/38 (A)                              974               921
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4
         0.586%, 07/25/35 (A)                            1,723               871
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         0.866%, 03/25/35 (A)                            1,182               682
   Impac Secured Assets CMN
      Owner Trust, Ser 2006-4,
      Cl A2A
         0.346%, 01/25/37 (A)                              176               127
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR11, Cl 3A1
         5.327%, 06/25/36 (A)                            2,616             1,231
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR14, Cl 1A4A
         0.436%, 11/25/46 (A)                            4,788             1,395
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR2, Cl M1
         0.716%, 04/25/46 (A)                              250                 1
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2000-
      C10, Cl A2
         7.371%, 08/15/32 (A)                            3,598             3,631

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2004-
      C3, Cl A2
         4.223%, 01/15/42                      $         1,586   $         1,577
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      LDP9, Cl A3
         5.336%, 05/15/47                                1,621             1,380
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB18, Cl A4
         5.450%, 06/12/47                                6,000             4,947
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB19, Cl F
         5.937%, 02/12/49 (A) (B)                        2,250               204
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB19, Cl H
         5.937%, 02/12/49 (A) (B)                          786                42
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB20, Cl A4
         5.794%, 02/12/51 (A)                              490               402
   LB-UBS Commercial Mortgage
      Trust, Ser 2000-C3, Cl A2
         7.950%, 05/15/25 (A)                            2,230             2,256
         7.370%, 08/15/26                                5,562             5,692
   LB-UBS Commercial Mortgage
      Trust, Ser 2000-C5, Cl A2
         6.510%, 12/15/26                                3,210             3,331
   LB-UBS Commercial Mortgage
      Trust, Ser 2001-WM, Cl A2
         6.530%, 07/14/16 (B)                            3,450             3,646
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C7, Cl A2
         4.064%, 09/15/27 (A)                            5,973             6,026
   Merrill Lynch Mortgage Investors ,
      Ser 2005-A4, Cl 1A
         4.221%, 07/25/35 (A)                            1,878             1,237
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A1B1
         5.250%, 08/25/36 (A)                               40                39
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         3.832%, 02/25/36 (A)                            5,382             2,977
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.461%, 02/12/51 (A)                            2,343             1,522
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl A2
         4.809%, 01/14/42                                6,473             6,524
   Morgan Stanley Capital I,
      Ser 2006-IQ12, Cl F
         5.557%, 12/15/43 (A)                            1,750               337
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl A3
         5.569%, 12/15/44                                  340               259
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl D
         6.483%, 12/15/44 (A) (B)                        4,000               716

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Morgan Stanley Capital I,
      Ser 2007-IQ13, Cl A4
         5.364%, 03/15/44                      $           686   $           567
   Morgan Stanley Mortgage Loan
      Trust, Ser 2004-10AR, Cl 1A
         4.415%, 11/25/34 (A)                            2,574             1,849
   Nomura Asset Acceptance,
      Ser 2006-AF2, Cl 1A1
         0.366%, 08/25/36 (A)                              325               248
   Nomura Asset Acceptance,
      Ser 2006-AP1, Cl A2
         5.515%, 01/25/36 (A)                            2,607             1,545
   Nomura Asset Securities,
      Ser 1998-D6, Cl A1B
         6.590%, 03/15/30                                    1                 1
   PNC Mortgage Acceptance,
      Ser 2000-C2, Cl A2
         7.300%, 10/12/33                                3,828             3,964
   Prime Mortgage Trust, Ser 2005-
      4, Cl 2A8
         5.500%, 10/25/35                                3,876             3,273
   RESI Finance, Ser 2007-B, Cl B5
      1.373%, 04/15/39 (A) (B)                           3,165                47
   Residential Accredit Loans,
      Ser 2006-QO10, Cl A2
         0.466%, 01/25/37 (A)                            2,004               485
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1
         4.492%, 12/25/34 (A)                            5,480             4,488
   Residential Asset Securitization
      Trust, Ser 2007-A8, Cl 3A1
         6.021%, 05/25/37 (A)                            3,871             3,147
   Residential Funding Mortgage
      Securities I, Ser 2003-S19, Cl A2
         0.766%, 10/25/33                                3,530             3,466
   Residential Funding Mortgage
      Securities I, Ser 2004-S2, Cl A4
         5.500%, 03/25/34                                5,389             5,416
   Residential Funding Mortgage
      Securities I, Ser 2006-S5, Cl A11
         6.000%, 06/25/36                                7,457             7,441
   Residential Funding Mortgage
      Securities I, Ser 2007-S5, Cl A9
         6.000%, 05/25/37                                  430               257
   Residential Funding Mortgage
      Securities I, Ser 2007-S7, Cl M3
         6.000%, 07/25/37                                  442                 5
   Residential Funding Mortgage
      Securities I, Ser 2007-S7, Cl M1
         6.000%, 07/25/37                                1,966               221
   Salomon Brothers Mortgage
      Securities VII, Ser 2000-C1, Cl A2
         7.520%, 12/18/09 (A)                            2,961             2,978
   Salomon Brothers Mortgage
      Securities VII, Ser 2000-C2, Cl A2
         7.455%, 07/18/33                                3,674             3,728

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Structured Adjustable Rate
      Mortgage Loan Trust,
      Ser 2005-7, Cl 1A3
         3.495%, 04/25/35 (A)                  $         3,979   $         2,494
   Structured Asset Mortgage
      Investments, Ser 2006-AR7, Cl A12
         0.516%, 08/25/36 (A)                            2,880               631
   Structured Asset Securities,
      Ser 2005-16, Cl 1A2
         5.500%, 09/25/35                                3,750             2,850
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         0.416%, 05/25/36 (A)                            1,200               481
   Thornburg Mortgage Securities
      Trust, Ser 2006-5, Cl A1
         0.386%, 09/25/46 (A)                            6,491             6,105
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                5,974             5,961
   Washington Mutual Alternative
      Mortgage Pass-Through
      Certificates, Ser 2007-OA3, Cl 5A
         1.516%, 04/25/47 (A)                            8,874             3,738
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2004-AR9, Cl A6
         2.960%, 08/25/34 (A)                            3,284             3,153
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR2, Cl B9
         1.466%, 01/25/45 (A)                            1,160                31
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-6, Cl A13
         0.716%, 06/25/34 (A)                            1,619             1,552
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-N, Cl A5
         3.222%, 08/25/34 (A)                            2,347             2,272
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-
      AR16, Cl 4A1
         4.992%, 10/25/35 (A)                              863               737
                                                                 ---------------
                                                                         249,817
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $569,116) ($ Thousands)                                         498,877
                                                                 ---------------
ASSET-BACKED SECURITIES -- 38.9%
AUTOMOTIVE -- 1.9%
   BMW Vehicle Lease Trust,
      Ser 2009-1, Cl A2
         2.040%, 04/15/11                                1,500             1,507
   Chase Manhattan Auto Owner
      Trust, Ser 2006-B, Cl A3
         5.130%, 05/15/11                                   47                47
   Honda Auto Receivables Owner
      Trust, Ser 2009-3, Cl A3
         2.310%, 05/15/13                                3,505             3,518

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Nissan Auto Lease Trust,
      Ser 2009-A, Cl A2
         2.010%, 04/15/11                      $         1,500   $         1,507
   Volkswagen Auto Lease Trust,
      Ser 2009-A, Cl A2
         2.870%, 07/15/11                                5,000             5,064
   Wachovia Auto Owner Trust,
      Ser 2008-A, Cl A3A
         4.810%, 09/20/12                                3,650             3,771
                                                                 ---------------
                                                                          15,414
                                                                 ---------------
CREDIT CARDS -- 14.7%
   American Express Credit Account
      Master Trust, Ser 2005-8, Cl A
         0.303%, 06/17/13 (A)                            3,000             2,979
   American Express Credit Account
      Master Trust, Ser 2008-8, Cl A
         1.373%, 04/15/13 (A)                            5,000             5,028
   American Express Credit Account
      Master Trust, Ser 2009-1, Cl A
         1.593%, 12/18/14 (A)                           11,530            11,561
   American Express Issuance Trust,
      Ser 2008-1, Cl A
         1.223%, 12/15/10 (A)                            5,000             5,010
   Bank of America Credit Card
      Trust, Ser 2006-A6, Cl A6
         0.273%, 11/15/13 (A)                            3,450             3,386
   Bank of America Credit Card
      Trust, Ser 2007-A2, Cl A2
         0.263%, 06/17/13 (A)                            3,863             3,814
   Bank of America Credit Card
      Trust, Ser 2007-A7, Cl A7
         0.273%, 08/15/12 (A)                            3,000             2,989
   Bank of America Credit Card
      Trust, Ser 2008-A1, Cl A1
         0.853%, 04/15/13 (A)                            5,090             5,075
   Bank of America Credit Card
      Trust, Ser 2008-A5, Cl A5
         1.473%, 12/16/13 (A)                            5,000             5,010
   Bank One Issuance Trust,
      Ser 2002-A6, Cl A
         0.463%, 06/15/12 (A)                            5,020             5,019
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A13, Cl A13
         0.253%, 08/15/12 (A)                            3,000             2,998
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A5, Cl A5
         4.850%, 02/18/14                                6,730             7,057
   Capital One Multi-Asset Execution
      Trust, Ser 2009-A1, Cl A1
         1.343%, 04/15/13 (A)                            7,585             7,606
   Chase Issuance Trust, Ser 2005-
      A13, Cl A13
         0.313%, 02/15/13 (A)                            3,000             2,979
   Chase Issuance Trust, Ser 2005-
      A8, Cl A8
         0.313%, 10/15/12 (A)                            2,500             2,489
   Chase Issuance Trust, Ser 2006-
      A1, Cl A
         0.313%, 04/15/13 (A)                            3,100             3,073
   Chase Issuance Trust, Ser 2006-
      A7, Cl A
         0.283%, 02/15/13 (A)                            3,586             3,559

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Chase Issuance Trust, Ser 2007-
      A10, Cl A10
         0.313%, 06/16/14 (A)                  $         3,450   $         3,374
   Chase Issuance Trust, Ser 2009-
      A4, Cl A4
         0.993%, 06/15/12 (A)                            7,200             7,213
   Chase Issuance Trust, Ser 2009-
      A6, Cl A6
         1.123%, 07/16/12 (A)                            1,250             1,253
   Citibank Credit Card Issuance
      Trust, Ser 2004-A7, Cl A7
         0.497%, 11/25/13 (A)                            8,915             8,769
   Citibank Credit Card Issuance
      Trust, Ser 2009-A1, Cl A1
         2.023%, 03/17/14 (A)                            4,870             4,976
   MBNA Credit Card Master Note
      Trust, Ser 2003-A4, Cl A4
         0.493%, 09/17/12 (A)                            5,000             4,986
   MBNA Credit Card Master Note
      Trust, Ser 2003-A8, Cl A8
         0.463%, 12/17/12 (A)                            2,600             2,589
   MBNA Credit Card Master Note
      Trust, Ser 2005-A11, Cl A11
         0.313%, 05/15/13 (A)                            5,000             4,946
                                                                 ---------------
                                                                         117,738
                                                                 ---------------
MORTGAGE RELATED SECURITIES -- 8.4%
   Accredited Mortgage Loan Trust,
      Ser 2006-2, Cl A2
         0.356%, 09/25/36 (A)                            3,275             3,048
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.436%, 07/25/33 (A)                            3,600             2,034
   ACE Securities, Ser 2005-HE2,
      Cl M3
         0.746%, 04/25/35 (A)                            2,235             1,448
   ACE Securities, Ser 2006-HE1,
      Cl A2B
         0.396%, 02/25/36 (A)                              317               311
   ACE Securities, Ser 2006-OP1,
      Cl M2
         0.556%, 04/25/36 (A)                            4,325                77
   Aegis Asset-Backed Securities
      Trust, Ser 2005-4, Cl 1A3
         0.536%, 10/25/35 (A)                              167               156
   Argent Securities, Ser 2006-M3,
      Cl A2B
         0.366%, 10/25/36 (A)                            5,197             3,051
   Argent Securities, Ser 2006-W2,
      Cl A2B
         0.456%, 03/25/36 (A)                            2,144             1,047
   Asset-Backed Funding
      Certificates, Ser 2004-OPT5,
      Cl M1
         1.016%, 03/25/34 (A)                              695               504
   Asset-Backed Funding
      Certificates, Ser 2006-HE1,
      Cl A2A
         0.326%, 01/25/37 (A)                              664               582
   Asset-Backed Funding
      Certificates, Ser 2006-HE1,
      Cl A2C
         0.426%, 01/25/37 (A)                            1,285               417

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Asset-Backed Funding
      Certificates, Ser 2006-OPT1,
      Cl M2
         0.556%, 09/25/36 (A)                  $         2,000   $            35
   Asset-Backed Funding
      Certificates, Ser 2006-OPT1,
      Cl A3C2
         0.416%, 09/25/36 (A)                            2,540             1,337
   Asset-Backed Funding
      Certificates, Ser 2006-OPT3,
      Cl A3B
         0.426%, 11/25/36 (A)                            1,255               573
   Asset-Backed Securities Home
      Equity, Ser 2006-HE3, Cl A4
         0.436%, 03/25/36 (A)                            4,144             2,551
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-HE7,
      Cl 2A2
         0.426%, 08/25/36 (A)                            4,600             1,591
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-HE9,
      Cl 1A2
         0.416%, 11/25/36 (A)                            3,430             1,263
   Bear Stearns Commercial
      Morgage Securities, Ser 2007-
      T28, Cl G
         6.176%, 09/11/42                                  955               103
   Citifinancial Mortgage Securities,
      Ser 2004-1, Cl AF2
         2.645%, 04/25/34 (C)                              292               282
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1
         0.366%, 10/25/36 (A)                               52                48
   Citigroup Mortgage Loan Trust,
      Ser 2006-NC2, Cl A2B
         0.426%, 09/25/36 (A)                            5,573             2,549
   Green Tree Home Improvement
      Loan Trust, Ser 1997-E,
      Cl HEB1
         7.530%, 01/15/29                                2,775             2,521
   HFC Home Equity Loan Asset-
      Backed Certificates, Ser 2007-
      3, Cl M1
         2.522%, 11/20/36 (A)                            3,000             1,509
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         0.416%, 10/25/36 (A)                              950               309
   Home Equity Asset Trust,
      Ser 2006-6, Cl 2A3
         0.416%, 11/25/36 (A)                            2,015               347
   Home Equity Asset Trust,
      Ser 2006-7, Cl 2A3
         0.416%, 01/25/37 (A)                            3,550               474
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37 (C)                           12,685             1,218
   Home Equity Mortgage Trust,
      Ser 2007-2, Cl 2A1A
         0.416%, 06/25/37 (A)                            9,625             5,172
   Master Asset-Backed Securities
      Trust, Ser 2003-WMC2, Cl M1
         1.316%, 08/25/33 (A)                              574               476

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Master Asset-Backed Securities
      Trust, Ser 2006-AB1, Cl A2
         0.496%, 02/25/36 (A)                  $         2,405   $         1,790
   Master Asset-Backed Securities
      Trust, Ser 2006-NC2, Cl A4
         0.416%, 08/25/36 (A)                            4,210             1,401
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         1.916%, 07/25/34 (A)                                6                 2
   Merrill Lynch Mortgage Investors,
      Ser 2006-FF1, Cl A2A
         0.336%, 08/25/36 (A)                              137               136
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.286%, 10/25/33 (A)                            2,226             1,544
   Morgan Stanley ABS Capital I,
      Ser 2006-HE3, Cl A2C
         0.426%, 04/25/36 (A)                            5,949             3,548
   Morgan Stanley ABS Capital I,
      Ser 2006-HE4, Cl A2
         0.366%, 06/25/36 (A)                               29                29
   Morgan Stanley ABS Capital I,
      Ser 2006-HE4, Cl A3
         0.416%, 06/25/36 (A)                            3,100             2,003
   Morgan Stanley ABS Capital I,
      Ser 2006-HE5, Cl A2B
         0.366%, 08/25/36 (A)                            2,175             2,087
   Morgan Stanley ABS Capital I,
      Ser 2006-HE5, Cl A2C
         0.406%, 08/25/36 (A)                            1,615               630
   Morgan Stanley ABS Capital I,
      Ser 2006-HE8, Cl A2B
         0.366%, 10/25/36 (A)                            7,000             4,857
   Morgan Stanley ABS Capital I,
      Ser 2006-HE8, Cl A2C
         0.406%, 10/25/36 (A)                            1,935               653
   Morgan Stanley Dean Witter
      Capital I, Ser 2002-AM3, Cl M1
         1.691%, 02/25/33 (A)                              221               140
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-NC4, Cl M2
         3.266%, 04/25/33 (A)                              123                50
   Morgan Stanley Mortgage Loan
      Trust, Ser 2006-17XS, Cl A1
         0.386%, 10/25/46 (A)                              135               108
   Nationstar Home Equity Loan
      Trust, Ser 2007-C2, Cl 2AV1
         0.326%, 06/25/37 (A)                            1,644             1,506
   Nomura Home Equity Loan,
      Ser 2006-HE3, Cl 2A1
         0.306%, 07/25/36 (A)                              672               592
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1
         0.656%, 12/25/35 (A)                            1,550               450
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl 5A3
         0.476%, 12/25/35 (A)                            3,610             2,773
   Option One Mortgage Loan Trust,
      Ser 2006-3, Cl 2A2
         0.366%, 02/25/37 (A)                            1,491               983
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         0.586%, 01/25/36 (A)                            2,800             1,456

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Residential Funding Mortgage
      Securities II, Ser 2006-HI5,
      Cl A1
         0.366%, 08/25/19 (A)                  $            98   $            93
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.416%, 02/25/36 (A) (B)                        6,979             2,767
   Soundview Home Equity Loan
      Trust, Ser 2006-3, Cl A2
         0.356%, 11/25/36 (A)                              439               435
   Soundview Home Equity Loan
      Trust, Ser 2006-OPT4, Cl 2A2
         0.356%, 06/25/36 (A)                            2,241             2,126
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C31,
      Cl A4
         5.540%, 04/15/47                                  210               159
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         3.266%, 05/25/34 (A) (B)                          677                51
                                                                 ---------------
                                                                          67,402
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 13.9%
   1776 CLO, Ser 2006-1A, Cl B
      0.914%, 05/08/20 (A) (B)                           5,000             3,015
   Ameriquest Mortgage Securities,
      Ser 2005-R11, Cl A2C
         0.496%, 01/25/36 (A)                            2,092             1,892
   Ameriquest Mortgage Securities,
      Ser 2005-R3, Cl A1A
         0.466%, 05/25/35 (A)                              484               437
   Anthracite CDO I, Ser 2004-1A,
      Cl A
         0.628%, 03/23/19 (A) (B)                        5,947             1,784
   Argent Securities, Ser 2005-W4,
      Cl A2C
         0.566%, 02/25/36 (A)                            1,259             1,148
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-3 ,
      Cl A1
         0.416%, 08/25/36 (A)                            1,003               903
   Carrington Mortgage Loan Trust,
      Ser 2005-NC5, Cl A2
         0.586%, 10/25/35 (A)                            4,670             4,198
   Carrington Mortgage Loan Trust,
      Ser 2006-NC1, Cl A2
         0.426%, 01/25/36 (A)                            1,825             1,773
   CenterPoint Energy Transition
      Bond LLC, Ser 2001-1, Cl A3
         5.160%, 09/15/11                                1,188             1,190
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A4
         5.323%, 02/25/35                                2,674             2,483
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A4
         5.775%, 09/25/36 (C)                            6,900             5,714
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl A3
         0.416%, 10/25/36 (A)                            6,265             3,337
   CNH Equipment Trust, Ser 2006-
      B, Cl A4
         0.313%, 03/15/12 (A)                            5,106             5,083

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   CNH Equipment Trust, Ser 2007-
      A, Cl A4
         0.313%, 09/17/12 (A)                  $         2,302   $         2,281
   CNH Equipment Trust, Ser 2008-
      B, Cl A2B
         1.278%, 04/15/11 (A)                              647               647
   Countrywide Asset-Backed
      Certificates, Ser 2004-5, Cl 3A
         0.496%, 09/25/34 (A)                              121                93
   Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl MV8
         1.716%, 11/25/35 (A)                            1,400                76
   Countrywide Asset-Backed
      Certificates, Ser 2005-AB1,
      Cl A2
         0.476%, 08/25/35 (A)                            2,485             2,278
   Countrywide Asset-Backed
      Certificates, Ser 2006-6, Cl 2A3
         0.546%, 09/25/36 (A)                              855               189
   CPL Transition Funding LLC,
      Ser 2002-1, Cl A3
         5.560%, 01/15/12                                1,206             1,227
   Crest Ltd., Ser 2002-IGA, Cl A
         0.952%, 07/28/17 (A) (B)                        5,495             3,571
   Crest Ltd., Ser 2003-1A, Cl B1
         1.322%, 05/28/38 (A) (B)                        6,000             1,680
   CSAB Mortgage Backed Trust,
      Ser 2006-4, Cl A1A
         5.868%, 12/25/36 (C)                              200               181
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl M1
         0.526%, 11/25/36 (A)                            5,680                22
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A1
         0.336%, 11/25/36 (A)                              216               189
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A3
         0.426%, 11/25/36 (A)                              820               262
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl 2A1
         0.306%, 08/25/36 (A)                               10                10
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         0.326%, 10/25/36 (A)                            1,299             1,174
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF15, Cl A5
         0.426%, 11/25/36 (A)                              885               166
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF18, Cl A2C
         0.426%, 12/25/37 (A)                            2,800               983
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF9, Cl M1
         0.516%, 06/25/36 (A)                           20,000               123
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FFA, Cl A3
         0.386%, 09/25/26 (A)                              641                57

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FFB, Cl A2
         0.396%, 12/25/26 (A)                  $           263   $            22
   Fremont Home Loan Trust,
      Ser 2006-A, Cl 2A3
         0.426%, 05/25/36 (A)                            5,250             2,849
   Fremont Home Loan Trust,
      Ser 2006-B, Cl 2A3
         0.426%, 08/25/36 (A)                            1,550               502
   Fremont Home Loan Trust,
      Ser 2006-C, Cl 2A1
         0.316%, 10/25/36 (A)                              616               472
   Fremont Home Loan Trust,
      Ser 2006-D, Cl 2A1
         0.326%, 11/25/36 (A)                              972               782
   GSAMP Trust, Ser 2005-HE3,
      Cl M1
         0.736%, 06/25/35 (A)                            1,903             1,806
   GSAMP Trust, Ser 2005-HE4,
      Cl A2C
         0.636%, 07/25/45 (A)                            1,989             1,798
   GSAMP Trust, Ser 2005-WMC1,
      Cl A4
         0.646%, 09/25/35 (A)                            1,417             1,301
   GSAMP Trust, Ser 2006-FM2,
      Cl A2A
         0.336%, 09/25/36 (A)                               44                44
   GSAMP Trust, Ser 2006-HE2,
      Cl A2
         0.446%, 03/25/46 (A)                            2,034             1,448
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3
         0.556%, 11/25/35 (A)                           12,979            10,193
   HSI Asset Securitization Trust,
      Ser 2007-NC1, Cl A4
         0.546%, 04/25/37 (A)                            5,500             1,828
   IXIS Real Estate Capital Trust,
      Ser 2006-HE2, Cl A3
         0.426%, 08/25/36 (A)                            1,755               764
   JPMorgan Mortgage Acquisition,
      Ser 2006-FRE1, Cl A3
         0.456%, 05/25/35 (A)                            1,225             1,027
   Lehman XS Trust, Ser 2006-19,
      Cl A1
         0.366%, 12/25/36 (A)                              158               135
   Lehman XS Trust, Ser 2006-20,
      Cl A1
         0.366%, 01/25/37 (A)                              520               413
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         1.416%, 02/25/46 (A)                              668                 5
   Long Beach Mortgage Loan Trust,
      Ser 2006-1, Cl M2
         0.676%, 02/25/36 (A)                            2,115                 7
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.596%, 01/25/46 (A)                            2,566               559
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.586%, 11/25/35 (A)                            5,850             3,220

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Morgan Stanley ABS Capital I,
      Ser 2006-NC5, Cl A2A
         0.306%, 10/25/36 (A)                  $           936   $           891
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC2, Cl A2C
         0.416%, 07/25/36 (A)                            7,970             2,166
   Morgan Stanley IXIS Real Estate
      Capital Trust, Ser 2006-2, Cl A3
         0.416%, 11/25/36 (A)                            3,870             1,269
   National Collegiate Student Loan
      Trust, Ser 2004-2, Cl 2C
         1.066%, 12/26/33 (A)                              250                24
   National Collegiate Student Loan
      Trust, Ser 2006-3, Cl C
         0.736%, 02/25/32 (A)                            5,850               428
   New Century Home Equity Loan
      Trust, Ser 2005-C, Cl A2C
         0.516%, 12/25/35 (A)                            8,765             6,179
   New Century Home Equity Loan
      Trust, Ser 2006-1, Cl M2
         0.626%, 05/25/36 (A)                            1,500                21
   RAAC Series, Ser 2006-SP4,
      Cl A1
         0.366%, 11/25/36 (A)                              126               115
   Residential Asset Mortgage
      Products, Ser 2006-NC2, Cl A2
         0.456%, 02/25/36 (A)                            2,522             1,843
   SACO I, Ser 2005-10, Cl 2A1
         0.526%, 01/25/36 (A)                            9,850             3,122
   SACO I, Ser 2005-9, Cl A1
         0.516%, 12/25/35 (A)                            3,830               925
   SACO I, Ser 2005-WM3, Cl A1
         0.786%, 09/25/35 (A)                            1,893               558
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-FR5, Cl A1A
         0.556%, 08/25/35 (A)                            2,063             1,927
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-HE1, Cl A1A
         0.566%, 10/25/35 (A) (B)                        1,330             1,294
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2006-FR4, Cl A2A
         0.346%, 08/25/36 (A)                              928               559
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2007-NC1, Cl A2B
         0.416%, 12/25/36 (A)                            3,200             1,044
   SLM Student Loan Trust,
      Ser 2006-C, Cl C
         1.019%, 12/15/39 (A)                            5,400               430
   Specialty Underwriting &
      Residential Finance, Ser 2005-
      AB3, Cl A2B
         0.516%, 09/25/36 (A)                            3,711             3,040
   Specialty Underwriting &
      Residential Finance, Ser 2006-
      BC5, Cl A2D
         0.416%, 11/25/37 (A)                            7,336             1,785

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Specialty Underwriting &
      Residential Finance, Ser 2006-
      BC5, Cl M1
         0.506%, 11/25/37 (A)                  $         4,200   $            25
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A3
         0.416%, 09/25/36 (A)                           11,000             4,987
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1
         0.386%, 10/25/36 (A) (B)                          223               200
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         0.396%, 02/25/37 (A)                            5,100             1,267
   Terwin Mortgage Trust, Ser 2006-
      17HE, Cl A2A
         0.346%, 01/25/38 (A) (B)                          278               152
                                                                 ---------------
                                                                         111,592
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $469,678) ($ Thousands)                                         312,146
                                                                 ---------------
CORPORATE OBLIGATIONS -- 6.7%
BASIC MATERIALS -- 0.2%
   ArcelorMittal
         6.500%, 04/15/14                                1,500             1,518
                                                                 ---------------
CONSUMER DISCRETIONARY -- 0.9%
   Home Depot
         5.400%, 03/01/16                                1,000             1,035
   JC Penney
         6.375%, 10/15/36                                2,000             1,560
   Time Warner
         0.684%, 11/13/09 (A)                            3,000             2,999
   Yum! Brands
         6.875%, 11/15/37                                1,500             1,628
                                                                 ---------------
                                                                           7,222
                                                                 ---------------
CONSUMER STAPLES -- 0.7%
   Altria Group
         9.250%, 08/06/19                                1,400             1,690
   CVS Caremark
         0.968%, 06/01/10 (A)                            3,205             3,199
   Roche Holdings
         5.000%, 03/01/14 (B)                            1,000             1,082
                                                                 ---------------
                                                                           5,971
                                                                 ---------------
ENERGY -- 0.5%
   ConocoPhillips
         4.750%, 02/01/14                                2,000             2,144
   Devon Energy
         6.300%, 01/15/19                                2,000             2,213
                                                                 ---------------
                                                                           4,357
                                                                 ---------------
FINANCIALS -- 1.6%
   Allstate
         6.125%, 05/15/37 (A)                            2,000             1,540
   Caterpillar Financial Services
      MTN
         6.125%, 02/17/14                                  750               826
   General Electric Capital
         6.517%, 11/15/67 (A)                            2,000             1,615
   Goldman Sachs Group
         5.950%, 01/18/18                                1,500             1,562

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   HSBC Finance
         7.000%, 05/15/12                      $         1,500   $         1,616
   MetLife
         6.400%, 12/15/36                                1,500             1,174
   Shinsei Finance Cayman Ltd.
         6.418%, 01/29/49 (A) (B)                        2,235             1,095
   Simon Property Group
         4.875%, 03/18/10 +++                              500               505
   Xstrata Finance Dubai
         0.804%, 11/13/09 (A) (B)                        2,400             2,383
                                                                 ---------------
                                                                          12,316
                                                                 ---------------
HEALTH CARE -- 0.4%
   UnitedHealth Group
         0.789%, 06/21/10 (A)                            3,000             2,975
                                                                 ---------------
INDUSTRIALS -- 0.4%
   Allied Waste North America
         6.125%, 02/15/14                                1,500             1,541
   Fisher Scientific International
         6.125%, 07/01/15                                1,500             1,545
                                                                 ---------------
                                                                           3,086
                                                                 ---------------
MATERIALS -- 0.3%
   Dow Chemical
         7.600%, 05/15/14                                1,500             1,620
   Rio Tinto Finance USA
         5.875%, 07/15/13                                1,000             1,062
                                                                 ---------------
                                                                           2,682
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.8%
   News America Holdings
         7.700%, 10/30/25                                2,000             2,092
   Sprint Capital
         6.875%, 11/15/28                                2,000             1,455
   Verizon Communications
         8.750%, 11/01/18                                1,000             1,263
   Verizon Wireless Capital LLC
         5.550%, 02/01/14 (B)                            1,500             1,622
                                                                 ---------------
                                                                           6,432
                                                                 ---------------
UTILITIES -- 0.9%
   Nisource Finance
         0.977%, 11/23/09 (A)                            3,082             3,066
   Ohio Power
         0.758%, 04/05/10 (A)                            4,120             4,109
                                                                 ---------------
                                                                           7,175
                                                                 ---------------
Total Corporate Obligations
   (Cost $54,972) ($ Thousands)                                           53,734
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      0.160%, 09/24/09 (D) (E)                           1,500             1,500
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $1,500) ($ Thousands)                                             1,500
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.1%
   FHLB
      0.210%, 10/20/09 (D) (E)                             525               525
                                                                 ---------------
Total U.S. Government Agency Obligation
   (Cost $525) ($ Thousands)                                                 525
                                                                 ---------------

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                 Face Amount
                                                ($ Thousands)/     Market Value
Description                                         Shares        ($ Thousands)
-----------                                    ---------------   ---------------
CONVERTIBLE BOND -- 0.1%
FINANCIALS -- 0.1%
   National City CV to 52.8709
         4.000%, 02/01/11                      $           750   $           750
                                                                 ---------------
Total Convertible Bond (Cost $707)
   ($ Thousands)                                                             750
                                                                 ---------------
CASH EQUIVALENT -- 17.6%
   SEI Daily Income Trust, Prime
      Obligation Fund*, Cl A,
      0.100%*                                      140,840,790           140,841
                                                                 ---------------
Total Cash Equivalent
   (Cost $140,841) ($ Thousands)                                         140,841
                                                                 ---------------
Total Investments -- 125.8%
   (Cost $1,237,339)($ Thousands)ss                              $     1,008,373
                                                                 ===============

A summary of outstanding futures contracts held by the Fund at August 31, 2009, is as follows:

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS     EXPIRATION   DEPRECIATION
CONTRACT                     LONG (SHORT)      DATE      ($ THOUSANDS)
--------                     ------------   ----------   -------------
U.S. 10-Year Treasury Note      (138)        Sep-2009      $  (635)
U.S. 10-Year Treasury Note      (374)        Dec-2009         (307)
U.S. 5-Year Treasury Note       (138)        Sep-2009         (458)
U.S. 5-Year Treasury Note       (116)        Dec-2009          (69)
U.S. Long Treasury Bond           (5)        Dec-2009          (11)
                                                           -------
                                                           $(1,480)
                                                           =======

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

                              Credit Default Swaps

                                                                          (PAYS)/                   NOTIONAL      NET UNREALIZED
                                                             BUY/SELL    RECEIVES   TERMINATION      AMOUNT        APPRECIATION
COUNTERPARTY          REFERENCE ENTITY/OBLIGATION           PROTECTION     RATE         DATE      ($ THOUSANDS)    ($THOUSANDS)
------------          -----------------------------------   ----------   --------   -----------   -------------   --------------
Bank of America       Radian Group Inc., 7.750%, 06/01/11       BUY       (0.35)      12/20/13        $4,375         $1,401
Bank of America       Radian Group Inc., 7.750%, 06/01/11       BUY       (0.39)      12/20/13           250             80
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11       BUY       (0.39)      12/20/13         4,250          1,350
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11       BUY       (0.39)      12/20/13           250             85
                                                                                                                     ------
                                                                                                                     $2,916
                                                                                                                     ------

                               Interest Rate Swaps

                                                                                       NET UNREALIZED
                                                                     NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY          FUND PAYS   FUND RECEIVES   TERMINATION DATE    ($ THOUSANDS)     ($THOUSANDS)
------------          ---------   -------------   ----------------   ---------------   --------------
JPMorgan Chase Bank     4.45%     3-Month LIBOR       11/08/09         $11,000,000         $(234)
JPMorgan Chase Bank     4.40%     3-Month LIBOR       11/07/09           9,000,000          (189)
                                                                                           -----
                                                                                           $(423)
                                                                                           -----

Percentages are based on a Net Assets of $801,276($ Thousands)

* Investment in affiliated security. The rate reported is the 7-day effective yield as of August 31, 2009.

+++  Real Estate Investment Trust

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS -- Asset-Backed Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London InterBank Offered Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

ss   At August 31, 2009, the tax basis cost of the Fund's investments was
     $1,237,339
     ($ Thousands), and the unrealized appreciation and depreciation were $6,872 ($ Thousands) and ($235,838) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                 August 31, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities               Level 1    Level 2   Level 3      Total
-------------------------              --------   --------   -------   ----------
   Mortgage-Backed Securities          $     --   $498,877     $--     $  498,877
   Asset-Backed Securities                   --    312,146      --        312,146
   Corporate Obligations                     --     53,734      --         53,734
   U.S. Treasury Obligation                  --      1,500      --          1,500
   U.S. Government Agency Obligation         --        525      --            525
   Convertible Bond                          --        750      --            750
   Cash Equivalent                      140,841         --      --        140,841
                                       --------   --------     ---     ----------
Total Investments in Securities        $140,841   $     --     $--     $1,008,373
                                       ========   ========     ===     ==========

Other Financial Instruments         Level 1   Level 2   Level 3    Total
---------------------------         -------   -------   -------   -------
   Futures Contracts                $(1,480)  $    --     $--     $(1,480)
   Credit Default Swaps                  --     2,916      --       2,916
   Interest Rate Swaps                   --      (423)     --        (423)
                                    -------   -------     ---     -------
Total Other Financial Instruments   $(1,480)  $ 2,493     $--     $ 1,013
                                    =======   =======     ===     =======

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Alpha Strategy Portfolios, LP


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President & CEO

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President & CEO

Date: October 30, 2009


By (Signature and Title)                /s/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner, Controller & CFO

Date: October 30, 2009